Equity Plan (Schedule Of Phantom And Restricted Unit Activity) (Details) (2007 Equity Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2012 Phantom Units [Member] Payable In Cash [Member]	Dec. 31, 2011 Phantom Units [Member] Payable In Cash [Member]	Dec. 31, 2012 Phantom Units [Member] Payable In Units [Member]	Dec. 31, 2011 Phantom Units [Member] Payable In Units [Member]	Dec. 31, 2012 Restricted Units [Member] Payable In Units [Member]	Dec. 31, 2011 Restricted Units [Member] Payable In Units [Member]	Dec. 31, 2012 Phantom And Restricted Units [Member] Payable In Cash [Member]	Dec. 31, 2011 Phantom And Restricted Units [Member] Payable In Cash [Member]	Dec. 31, 2012 Phantom And Restricted Units [Member] Payable In Units [Member]	Dec. 31, 2011 Phantom And Restricted Units [Member] Payable In Units [Member]	Dec. 31, 2010 Phantom And Restricted Units [Member] Payable In Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested units - December 31							$ 26.45	$ 26.40	$ 28.35	$ 27.22	$ 27.11
Unvested units - December 31, units							8,312	13,346	221,992	128,795	121,526
Vested	$ 26.46		$ 27.21		$ 27.53
Vested, units	(4,267)		(40,929)		(4,682)
Granted		$ 26.77	$ 29.90	$ 27.56	$ 25.67	$ 27.70
Granted, units		15,294	126,246	19,411	37,500	10,000
Cancelled	$ 25.63	$ 29.31	$ 28.30	$ 27.16
Cancelled, units	(767)	(1,948)	(24,938)	(22,142)
Unvested units - December 31							$ 26.45	$ 26.40	$ 28.35	$ 27.22	$ 27.11
Unvested units - December 31, units							8,312	13,346	221,992	128,795	121,526